Leases - Schedule of lease cost (Detail) $ in Thousands	3 Months Ended
Sep. 30, 2022 USD ($)
Lessee, Lease, Description [Line Items]
Total lease costs	$ 170
Cash paid for amounts included in the measurement of lease liabilities	$ 33
Remaining lease term - operating leases	2 years 1 month 6 days
Discount rate - operating leases	10.00%
Research and Development [Member]
Lessee, Lease, Description [Line Items]
Operating lease cost	$ 32
Short-term lease cost	8
General and Administrative [Member]
Lessee, Lease, Description [Line Items]
Short-term lease cost	38
Cost of Sales [Member]
Lessee, Lease, Description [Line Items]
Short-term lease cost	$ 91